UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5085



                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


CAPITAL INCOME BUILDER(R)
Investment portfolio

July 31, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 67.58%                                                                                      Shares            (000)

FINANCIALS -- 19.22%
Washington Mutual, Inc.                                                                                  11,300,000         $480,024
Societe Generale                                                                                          4,189,400          458,703
Bank of America Corp.                                                                                    10,489,460          457,340
HSBC Holdings PLC (United Kingdom)                                                                       14,056,302          228,186
HSBC Holdings PLC (Hong Kong)                                                                            13,664,097          222,206
Fannie Mae                                                                                                7,800,000          435,708
Westpac Banking Corp.                                                                                    24,916,988          373,167
Fortis                                                                                                   11,215,720          328,216
Citigroup Inc.                                                                                            7,425,000          322,987
Lloyds TSB Group PLC                                                                                     37,886,400          321,179
iStar Financial, Inc.(1)                                                                                  7,065,500          302,333
Irish Life & Permanent PLC                                                                               12,474,949          225,506
Boston Properties, Inc.                                                                                   2,840,900          216,335
Archstone-Smith Trust                                                                                     4,815,000          204,638
U.S. Bancorp                                                                                              6,800,000          204,408
ING Groep NV                                                                                              6,739,729          204,252
Bank of Nova Scotia                                                                                       5,647,200          192,607
Wells Fargo & Co.                                                                                         3,035,000          186,167
St. George Bank Ltd.                                                                                      8,779,601          177,824
J.P. Morgan Chase & Co.                                                                                   4,739,000          166,528
Freddie Mac                                                                                               2,400,000          151,872
Regions Financial Corp.                                                                                   4,426,700          148,914
Equity Office Properties Trust                                                                            4,200,000          148,890
Cathay Financial Holding Co., Ltd.                                                                       74,129,000          148,398
Arthur J. Gallagher & Co.(1)                                                                              5,069,200          141,380
Kimco Realty Corp.                                                                                        2,058,300          135,148
DnB NOR ASA                                                                                              12,870,000          134,985
Equity Residential                                                                                        3,295,500          133,138
Royal Bank of Canada                                                                                      2,090,000          132,151
Developers Diversified Realty Corp.                                                                       2,670,000          129,949
Banco Santander Central Hispano, SA                                                                      10,047,451          124,577
AMB Property Corp.                                                                                        2,675,000          123,023
Westfield Group                                                                                           8,641,624          117,953
Westfield Group (2)                                                                                         270,206            3,653
CapitaMall Trust Management Ltd.(1)                                                                      74,727,700          116,467
Danske Bank A/S                                                                                           3,615,000          112,886
Fidelity National Financial, Inc.                                                                         2,850,000          112,290
ABN AMRO Holding NV                                                                                       4,485,768          112,216
Hongkong Land Holdings Ltd.                                                                              32,613,000          106,318
Marsh & McLennan Companies, Inc.                                                                          3,600,000          104,292
Banco Itau Holding Financeira SA, preferred nominative                                                      548,000          103,539
Weingarten Realty Investors                                                                               2,634,750          103,493
Health Care Property Investors, Inc.                                                                      3,670,000          102,246
FirstMerit Corp.                                                                                          3,445,000           97,459
Fubon Financial Holding Co., Ltd.                                                                        97,999,000           96,090
Hang Lung Properties Ltd.                                                                                60,113,100           95,513
Ascendas Real Estate Investment Trust(1)                                                                 62,872,000           89,288
Montpelier Re Holdings Ltd.                                                                               2,401,300           86,255
UBS AG                                                                                                    1,048,310           86,193
Mega Financial Holding Co., Ltd.                                                                        122,438,000           82,536
ProLogis                                                                                                  1,750,000           79,730
UniCredito Italiano SpA                                                                                  13,580,000           71,997
United Bankshares, Inc.                                                                                   1,775,000           67,113
Chinatrust Financial Holding Co., Ltd.                                                                   61,529,924           65,262
KeyCorp                                                                                                   1,860,000           63,686
CapitaCommercial Trust Management Ltd.(1)                                                                58,257,000           53,286
Aareal Bank AG(2)                                                                                         1,480,000           52,088
St. Paul Travelers Companies, Inc.                                                                        1,075,000           47,322
Camden Property Trust                                                                                       850,000           46,988
XL Capital Ltd., Class A                                                                                    642,800           46,166
Fortune Real Estate Investment Trust, units(1)                                                           51,199,500           43,804
Comerica Inc.                                                                                               700,000           42,770
KBC Groupe SA                                                                                               525,000           41,878
SunTrust Banks, Inc.                                                                                        550,000           39,996
Wing Lung Bank Ltd.                                                                                       4,000,000           32,473
Bank of New York Co., Inc.                                                                                1,020,000           31,396
Independence Community Bank Corp.                                                                           800,000           29,608
JCG Holdings Ltd.                                                                                        26,009,000           27,439
Lincoln National Corp.                                                                                      541,500           26,154
Mercury General Corp.                                                                                       400,000           23,084
AmSouth Bancorporation                                                                                      750,000           20,933
Wharf (Holdings) Ltd.                                                                                     4,680,000           17,582
Suncorp-Metway Ltd.                                                                                       1,020,000           15,786
Singapore Exchange Ltd.                                                                                  11,800,000           15,480
Anthracite Capital, Inc.                                                                                    893,547           10,678
                                                                                                                          10,102,125

UTILITIES -- 10.95%
E.ON AG                                                                                                   9,146,700          847,794
Exelon Corp.                                                                                             10,355,000          554,200
National Grid Transco PLC                                                                                59,800,000          551,123
Southern Co.                                                                                             11,500,000          402,385
Scottish Power PLC                                                                                       44,277,000          392,487
Gas Natural SDG, SA                                                                                      10,120,000          301,660
Veolia Environnement                                                                                      7,646,100          296,933
FirstEnergy Corp.                                                                                         5,010,500          249,423
PPL Corp.                                                                                                 3,903,300          240,365
Dominion Resources, Inc.                                                                                  3,019,490          223,020
Public Service Enterprise Group Inc.                                                                      3,336,300          214,524
NiSource Inc.                                                                                             5,081,407          123,427
Edison International                                                                                      3,000,000          122,640
Xcel Energy Inc.                                                                                          6,016,000          116,771
Ameren Corp.                                                                                              2,076,020          115,468
Cheung Kong Infrastructure Holdings Ltd.                                                                 36,022,000          112,617
Northeast Utilities                                                                                       4,645,000          100,239
Energy East Corp.                                                                                         3,199,600           89,173
FPL Group, Inc.                                                                                           2,000,000           86,240
Consolidated Edison, Inc.                                                                                 1,650,000           79,464
Progress Energy, Inc.                                                                                     1,700,000           75,837
Equitable Resources, Inc.                                                                                   890,000           63,235
Entergy Corp.                                                                                               752,500           58,650
KeySpan Corp.                                                                                             1,390,000           56,559
DTE Energy Co.                                                                                            1,000,000           47,000
Westar Energy, Inc.                                                                                       1,800,000           43,794
Duke Energy Corp.                                                                                         1,400,000           41,356
Scottish and Southern Energy PLC                                                                          2,400,000           41,325
Pinnacle West Capital Corp.                                                                                 800,000           36,640
Cinergy Corp.                                                                                               819,000           36,159
United Utilities PLC                                                                                      1,666,666           18,819
Hong Kong and China Gas Co. Ltd.                                                                          7,800,000           16,257
                                                                                                                           5,755,584

TELECOMMUNICATION SERVICES -- 9.30%
SBC Communications Inc.                                                                                  26,771,000          654,551
BellSouth Corp.                                                                                          20,633,300          569,479
Verizon Communications Inc.                                                                              13,585,000          465,015
Royal KPN NV                                                                                             40,147,900          349,719
KT Corp. (ADR)                                                                                           13,162,420          291,416
KT Corp.                                                                                                    780,720           33,347
Deutsche Telekom AG                                                                                      15,310,000          304,058
Chunghwa Telecom Co., Ltd.(2)                                                                            74,542,000          152,270
Chunghwa Telecom Co., Ltd. (ADR)(2)                                                                       6,915,000          148,742
Vodafone Group PLC                                                                                       96,591,000          248,880
Vodafone Group PLC (ADR)                                                                                    875,000           22,601
Telefonica, SA                                                                                           15,768,480          265,720
Belgacom SA                                                                                               5,855,800          207,586
BT Group PLC                                                                                             50,600,000          202,464
TDC A/S                                                                                                   4,484,534          201,671
France Telecom, SA                                                                                        6,095,000          188,337
Telecom Corp. of New Zealand Ltd.                                                                        39,363,919          169,329
AT&T Corp.                                                                                                7,015,000          138,897
Advanced Info Service PCL                                                                                27,980,000           67,883
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                                 111,427,500           63,104
Portugal Telecom, SGPS, SA                                                                                6,401,700           61,123
Eircom Group PLC                                                                                         27,132,800           55,631
Telecom Italia SpA, nonvoting                                                                             8,700,000           23,442
                                                                                                                           4,885,265

CONSUMER STAPLES -- 6.83%
Altria Group, Inc.                                                                                       12,750,500          853,773
ConAgra Foods, Inc.                                                                                      17,110,000          388,568
UST Inc.                                                                                                  6,575,000          302,582
H.J. Heinz Co.                                                                                            7,845,000          288,539
Nestle SA                                                                                                   980,000          268,967
Reynolds American Inc.                                                                                    2,690,000          224,104
Altadis, SA                                                                                               4,654,995          196,870
Gallaher Group PLC                                                                                       11,980,292          171,517
Imperial Tobacco Group PLC                                                                                6,246,586          160,732
Foster's Group Ltd.                                                                                      36,531,188          151,251
Sara Lee Corp.                                                                                            7,200,000          143,496
Diageo PLC                                                                                                7,675,000          106,100
KT&G Corp.                                                                                                2,050,000           82,753
General Mills, Inc.                                                                                       1,700,000           80,580
Unilever NV                                                                                               1,093,600           73,370
Unilever PLC                                                                                              3,100,000           30,015
Lion Nathan Ltd.                                                                                          4,431,066           24,865
Wolverhampton & Dudley Breweries, PLC                                                                     1,066,255           21,398
WD-40 Co.                                                                                                   636,650           18,291
                                                                                                                           3,587,771

INDUSTRIALS -- 4.96%
General Electric Co.                                                                                     12,000,000          414,000
Abertis Infraestructuras SA                                                                               8,826,687          226,807
Abertis Infraestructuras SA(2,3)                                                                            441,334           11,340
Macquarie Infrastructure Group                                                                           65,202,140          197,277
Macquarie Airports                                                                                       59,516,626          151,191
Sandvik AB                                                                                                3,375,000          135,031
Qantas Airways Ltd.                                                                                      40,322,741          101,515
GS Engineering & Construction Co., Ltd.(1)                                                                2,550,000           97,080
Emerson Electric Co.                                                                                      1,470,000           96,726
Kowloon Motor Bus Co. (1933) Ltd.                                                                        15,914,000           96,638
Stagecoach Group PLC                                                                                     46,814,168           93,658
Transurban Group(2)                                                                                      16,230,502           88,122
Hubbell Inc., Class B                                                                                     1,910,000           86,714
BRISA-Auto-Estradas de Portugal, SA                                                                      10,450,000           80,505
Singapore Technologies Engineering Ltd.                                                                  50,098,000           79,286
Koninklijke BAM Groep NV                                                                                    995,335           70,762
Uponor Oyj                                                                                                3,480,000           68,818
Hyundai Development Co.                                                                                   2,470,000           67,840
ComfortDelGro Corp. Ltd.                                                                                 67,824,451           64,078
Waste Management, Inc.                                                                                    2,200,000           61,864
Geberit AG                                                                                                   88,850           59,774
Leighton Holdings Ltd.                                                                                    5,347,000           51,088
SMRT Corp. Ltd.                                                                                          68,363,000           49,366
Spirax-Sarco Engineering PLC                                                                              3,336,391           46,358
Singapore Post Private Ltd.                                                                              44,010,000           26,351
Fong's Industries Co. Ltd.(1)                                                                            36,590,000           26,127
Heijmans NV                                                                                                 508,949           24,785
Seco Tools AB, Class B                                                                                      505,000           22,645
KCI Konecranes International Corp.                                                                          212,350            9,635
                                                                                                                           2,605,381

ENERGY -- 4.81%
Royal Dutch Shell PLC, Class A (ADR)                                                                      6,828,000          418,420
Royal Dutch Shell PLC, Class B                                                                            6,997,187          222,258
Royal Dutch Shell PLC, Class B (ADR)                                                                      1,866,228          118,823
ENI SpA                                                                                                  16,657,000          472,874
Husky Energy Inc.                                                                                         9,315,000          402,399
TOTAL SA (ADR)                                                                                            1,752,900          219,113
TOTAL SA                                                                                                    375,000           94,175
SBM Offshore NV(1)                                                                                        2,083,797          152,442
Kinder Morgan, Inc.                                                                                       1,691,100          150,271
Repsol YPF, SA                                                                                            4,920,000          138,002
Enbridge Inc.                                                                                             3,523,468          101,608
Marathon Oil Corp.                                                                                          650,000           37,934
                                                                                                                           2,528,319

MATERIALS -- 2.69%
Dow Chemical Co.                                                                                          4,469,900          214,332
UPM-Kymmene Corp.                                                                                         6,600,000          128,354
Norske Skogindustrier ASA, Class A                                                                        6,062,500          106,833
Fletcher Building Ltd.                                                                                   21,286,038          106,099
Lyondell Chemical Co.                                                                                     3,600,000          100,584
Akzo Nobel NV                                                                                             1,985,000           81,734
POSCO                                                                                                       395,000           79,147
PaperlinX Ltd.(1)                                                                                        28,987,000           77,592
Taiwan Fertilizer Co., Ltd.(1)                                                                           49,000,000           67,217
Stora Enso Oyj, Class R                                                                                   5,000,000           66,301
Worthington Industries, Inc.                                                                              3,639,800           64,352
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                  1,673,000           62,252
RPM International, Inc.                                                                                   3,025,000           56,719
AngloGold Ashanti Ltd.                                                                                      987,000           34,132
M-real Oyj, Class B                                                                                       4,996,500           27,945
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                            800,000           26,048
Hung Hing Printing Group Ltd.(1)                                                                         29,024,000           20,911
BASF AG                                                                                                     283,000           20,119
Temple-Inland Inc.                                                                                          472,860           18,815
Holmen AB, Class B                                                                                          650,000           18,133
Boral Ltd.                                                                                                2,864,235           14,595
Compass Minerals International, Inc.                                                                        550,300           14,005
MeadWestvaco Corp.                                                                                          200,000            5,844
                                                                                                                           1,412,063

CONSUMER DISCRETIONARY -- 2.37%
General Motors Corp.                                                                                      4,450,000          163,849
Kingfisher PLC                                                                                           35,845,000          162,496
Dixons Group PLC                                                                                         54,809,561          153,034
Accor SA                                                                                                  2,050,000          104,457
Kesa Electricals PLC                                                                                     21,750,000           96,878
Rank Group PLC                                                                                           20,200,000           93,083
Hilton Group PLC                                                                                         11,900,000           60,696
Harrah's Entertainment, Inc.                                                                                725,000           57,087
Schibsted ASA                                                                                             1,907,400           52,220
Hyatt Regency SA                                                                                          3,949,380           49,160
Greene King PLC                                                                                           1,963,555           46,450
Intercontinental Hotels Group PLC                                                                         3,284,906           41,829
ServiceMaster Co.                                                                                         2,729,200           37,499
Hyundai Motor Co., nonvoting preferred, Series 2                                                            750,000           33,355
Ekornes ASA                                                                                               1,455,425           27,836
Fisher & Paykel Appliances Holdings Ltd.                                                                 10,600,000           26,562
DaimlerChrysler AG                                                                                          491,300           23,913
Pacifica Group Ltd.(1)                                                                                    9,300,000           14,245
                                                                                                                           1,244,649

HEALTH CARE -- 2.23%
Bristol-Myers Squibb Co.                                                                                 16,300,000          407,174
Merck & Co., Inc.                                                                                        10,500,000          326,130
Sanofi-Aventis                                                                                            1,800,000          155,811
Sonic Healthcare Ltd.                                                                                    13,348,349          129,967
Fisher & Paykel Healthcare Corp. Ltd.(1)                                                                 33,061,000           79,009
Cochlear Ltd.                                                                                             2,480,600           76,050
                                                                                                                           1,174,141

INFORMATION TECHNOLOGY -- 0.95%
Microsoft Corp.                                                                                          12,575,000          322,046
Delta Electronics, Inc.                                                                                  57,181,382           99,735
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              23,704,736           39,632
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                        1,310,396           11,256
Rotork PLC                                                                                                2,700,000           23,981
                                                                                                                             496,650

MUTUAL FUNDS -- 0.07%
Macquarie International Infrastructure Fund Ltd.(1,2)                                                    52,180,000           35,481


MISCELLANEOUS -- 3.20%
Other common stocks in initial period of acquisition                                                                       1,681,227


TOTAL COMMON STOCKS (cost: $28,133,451,000)                                                                               35,508,656


                                                                                                          Shares or
Preferred stocks -- 0.09%                                                                           principal amount

FINANCIALS -- 0.07%
Fannie Mae, Series O, 7.00% preferred(4)                                                                    245,000           13,643
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                   400,000           10,244
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(4)                   $4,000,000            4,794
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(4,5)                                       3,000,000            3,564
ING Capital Funding Trust III 8.439% noncumulative preferred                                              2,500,000            2,904
                                                                                                                              35,149

MISCELLANEOUS -- 0.02%
Other preferred stocks in initial period of acquisition                                                                       13,635


TOTAL PREFERRED STOCKS (cost: $47,224,000)                                                                                    48,784


Convertible securities -- 1.08%

FINANCIALS -- 0.28%
Fannie Mae 5.375% convertible preferred 2049                                                                    965           91,675
UnumProvident Corp. 8.25% ACES convertible 2006, units                                                    1,000,000 units     37,550
Chubb Corp. 7.00% convertible preferred 2006, units                                                         600,000 units     19,422
                                                                                                                             148,647

CONSUMER DISCRETIONARY -- 0.24%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         2,681,000          111,824
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $17,500,000           13,937
                                                                                                                             125,761

UTILITIES -- 0.21%
PG&E Corp. 9.50% convertible note 2010                                                                  $28,000,000           80,885
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                          560,000           26,830
                                                                                                                             107,715

HEALTH CARE -- 0.15%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                    1,000,000           54,700
Baxter International Inc. 7.00% convertible preferred 2006                                                  400,000 units     22,528
                                                                                                                              77,228

MATERIALS -- 0.06%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(4)                                           35,000           33,819

CONSUMER STAPLES -- 0.05%
Albertson's, Inc. 7.25% convertible preferred 2007, units                                                 1,200,000 units     27,300

TELECOMMUNICATION SERVICES -- 0.03%
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                             (euro)12,000,000           17,379

INDUSTRIALS -- 0.02%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(4)                                           100,000            9,119

MISCELLANEOUS -- 0.04%
Other convertible securities in initial period of acquisition                                                                 19,834


Total convertible securities (cost: $548,427,000)                                                                            566,802


                                                                                                   Principal amount
Bonds & notes -- 21.38%                                                                                       (000)

MORTGAGE-BACKED OBLIGATIONS(6) -- 4.62%
Fannie Mae 4.89% 2012                                                                                       $25,000           25,092
Fannie Mae 4.00% 2015                                                                                        78,543           76,566
Fannie Mae 11.00% 2015                                                                                          747              859
Fannie Mae 6.00% 2016                                                                                         1,078            1,115
Fannie Mae 7.00% 2016                                                                                           155              162
Fannie Mae 11.00% 2016                                                                                          367              424
Fannie Mae 5.00% 2017                                                                                           277              278
Fannie Mae 6.00% 2017                                                                                        15,587           16,111
Fannie Mae 6.00% 2017                                                                                         3,759            3,885
Fannie Mae 6.00% 2017                                                                                         2,443            2,525
Fannie Mae 6.00% 2017                                                                                         1,877            1,940
Fannie Mae 6.00% 2017                                                                                           744              769
Fannie Mae 6.00% 2017                                                                                           417              431
Fannie Mae 5.00% 2018                                                                                        44,875           45,078
Fannie Mae 5.00% 2018                                                                                         2,870            2,883
Fannie Mae 11.00% 2018                                                                                          860            1,002
Fannie Mae 5.50% 2019                                                                                        40,108           40,973
Fannie Mae 11.00% 2020                                                                                          386              436
Fannie Mae 10.50% 2022                                                                                          795              897
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                               683              724
Fannie Mae 7.50% 2029                                                                                           137              146
Fannie Mae 7.00% 2030                                                                                           526              555
Fannie Mae 6.50% 2031                                                                                         1,247            1,291
Fannie Mae 6.50% 2031                                                                                         1,118            1,158
Fannie Mae 6.50% 2031                                                                                           449              464
Fannie Mae 7.00% 2031                                                                                           514              541
Fannie Mae 7.50% 2031                                                                                           516              551
Fannie Mae 7.50% 2031                                                                                            95              102
Fannie Mae 6.50% 2032                                                                                           634              656
Fannie Mae 6.50% 2032                                                                                           347              359
Fannie Mae 7.00% 2032                                                                                           688              725
Fannie Mae 3.759% 2033(5)                                                                                    19,009           18,718
Fannie Mae 4.028% 2033(5)                                                                                     3,377            3,336
Fannie Mae 4.195% 2033(5)                                                                                     4,503            4,474
Fannie Mae 6.00% 2033                                                                                           405              414
Fannie Mae 6.50% 2033                                                                                         7,489            7,752
Fannie Mae 5.50% 2034                                                                                        29,395           29,567
Fannie Mae 5.50% 2034                                                                                        26,909           27,067
Fannie Mae 5.50% 2034                                                                                        13,985           14,067
Fannie Mae 6.00% 2034                                                                                        72,877           74,491
Fannie Mae 6.00% 2034                                                                                        30,613           31,291
Fannie Mae 6.00% 2034                                                                                        11,354           11,605
Fannie Mae 6.00% 2034                                                                                         7,340            7,505
Fannie Mae 6.00% 2034                                                                                         4,748            4,853
Fannie Mae 6.00% 2034                                                                                         4,624            4,727
Fannie Mae 6.00% 2034                                                                                         4,180            4,273
Fannie Mae 6.00% 2034                                                                                         4,062            4,152
Fannie Mae 6.00% 2034                                                                                         3,864            3,950
Fannie Mae 6.00% 2034                                                                                         3,596            3,675
Fannie Mae 6.00% 2034                                                                                         3,360            3,435
Fannie Mae 6.00% 2034                                                                                         3,348            3,422
Fannie Mae 6.00% 2034                                                                                         3,253            3,325
Fannie Mae 6.00% 2034                                                                                         3,128            3,197
Fannie Mae 6.00% 2034                                                                                         2,164            2,212
Fannie Mae 6.00% 2034                                                                                         1,348            1,377
Fannie Mae 6.00% 2034                                                                                         1,080            1,104
Fannie Mae 6.00% 2034                                                                                           219              223
Fannie Mae 6.00% 2034                                                                                           216              221
Fannie Mae 6.00% 2034                                                                                            93               96
Fannie Mae 6.50% 2034                                                                                        12,210           12,640
Fannie Mae 4.50% 2035(5)                                                                                     12,348           12,275
Fannie Mae 5.00% 2035                                                                                         6,315            6,221
Fannie Mae 5.50% 2035                                                                                       161,872          162,821
Fannie Mae 5.50% 2035                                                                                        22,312           22,436
Fannie Mae 5.50% 2035                                                                                        19,585           19,694
Fannie Mae 5.50% 2035                                                                                        15,500           15,586
Fannie Mae 5.50% 2035                                                                                        14,389           14,473
Fannie Mae 5.50% 2035                                                                                        12,152           12,219
Fannie Mae 6.00% 2035                                                                                         6,021            6,156
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                         5,938            5,907
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                793              840
Freddie Mac 4.00% 2015                                                                                       92,006           88,900
Freddie Mac 6.00% 2017                                                                                          730              755
Freddie Mac 4.50% 2018                                                                                        7,895            7,779
Freddie Mac 5.00% 2018                                                                                       15,830           15,903
Freddie Mac 6.50% 2032                                                                                        7,387            7,644
Freddie Mac 7.50% 2032                                                                                        3,729            3,985
Freddie Mac 6.00% 2033                                                                                        2,467            2,522
Freddie Mac 6.00% 2034                                                                                       12,732           13,011
Freddie Mac 6.00% 2034                                                                                        9,850           10,067
Freddie Mac 6.00% 2034                                                                                        8,592            8,781
Freddie Mac 4.648% 2035(5)                                                                                   29,500           29,317
Freddie Mac 4.792% 2035(5)                                                                                   32,669           32,536
Freddie Mac 6.00% 2035                                                                                       21,135           21,606
Freddie Mac 6.00% 2035                                                                                       10,356           10,583
Freddie Mac 6.00% 2035                                                                                        1,388            1,420
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            1,102            1,098
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.70% 2034(5)                     30,384           30,181
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                            6,472            6,532
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                            2,821            2,850
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                            3,181            3,255
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                            8,291            8,542
CS First Boston Mortgage Secruities Corp., Series 2004-HC1, Class A-1, 144A, 3.788% 2021(4,5)                17,505           17,505
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.653% 2034(5)                      12,188           11,968
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.737% 2034(5)                     14,311           14,198
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                           11,000           11,367
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034                             2,440            2,652
CS First Boston Mortgage Securities Corp., Series 2005-6, Class IV-A-1, 6.00% 2035                            9,245            9,419
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                            48,000           51,317
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035(4)                          1,435            1,588
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036                                      5,453            5,419
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1 3.466% 2039                             14,430           14,133
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                                6,550            6,981
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020                                 9,749            9,593
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020                                 10,211           10,372
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                   6,699            6,714
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035                                  21,758           21,809
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                                 7,181            7,205
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                                 43,842           44,353
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                                37,391           37,734
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                                 3,388            3,425
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019                                      8,372            8,341
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034                                  85,432           85,685
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       21,922           22,126
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                                     1,485            1,519
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                     14,011           14,320
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                    56,383           55,387
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(4)                                           26,000           25,722
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035(4)                                              13,620           13,470
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035(4)                                              20,000           19,784
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.86% 2033(5)                                  13,996           13,987
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1,  4.075% 2034(5)                                  8,517            8,311
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.845% 2034(5)                                 7,208            7,160
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.231% 2034(5)                                  7,476            7,517
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035                                     13,829           13,968
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-3, 6.00% 2035                              45,030           45,692
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035                               4,933            5,015
Government National Mortgage Assn. 6.50% 2034                                                                   921              966
Government National Mortgage Assn. 4.00% 2035(5)                                                             30,337           29,790
Government National Mortgage Assn. 4.00% 2035(5)                                                              9,332            9,148
Government National Mortgage Assn. 4.00% 2035(5)                                                              9,237            9,055
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                          1,303            1,317
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                          2,746            2,777
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                         10,565           10,555
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                          5,355            5,426
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035                                         11,656           11,808
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                         14,354           14,776
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.007% 2033(5)                                            6,816            6,697
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.438% 2034(5)                                         10,828           10,682
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.009% 2034(5)                                         12,124           12,072
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.156% 2034(5)                                           16,496           16,468
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.192% 2035(5)                                      45,000           45,198
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(5)                             45,205           44,762
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.706% 2034(5)                                      31,846           31,827
Morgan Stanley Mortgage Trust, Series 2004-3, Class 3-A, 6.00% 2034                                           9,628            9,736
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                      12,666           12,606
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(5)                     6,108            6,003
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        5,344            5,293
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.358% 2033(5)                     4,746            4,684
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.616% 2034(5)                      6,279            6,207
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006                            5,157            5,161
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                            13,978           14,605
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                            9,185            9,477
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
        Series 2001-3, Class A-1, 4.89% 2037                                                                 28,872           29,072
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                  13,520           13,982
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                                   13,250           14,177
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.544% 2027(4,5)                                 2,602            2,660
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035                                    14,694           14,288
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035                                     7,906            7,869
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 4.43% 2016(4,5)                                   23,000           23,091
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030                              15,595           16,408
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034                              4,614            5,035
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                             17,789           18,076
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020                              2,443            2,491
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-1, 6.025% 2030                               586              586
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                            10,232           10,877
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                               525              530
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             7,500            8,212
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.847% 2035(4,5)             2,000            2,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039              18,420           17,972
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1, 5.02% 2035                           6,108            6,137
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                          10,869           10,607
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A-6, 3.40% 2033                             2,000            1,915
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034                         9,000            8,826
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034                         6,000            5,951
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034                                         13,500           14,535
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.98% 2035(5)                                         13,379           13,323
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                            12,824           13,272
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035                              13,052           13,264
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                              11,706           11,512
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                               6,294            6,229
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015(4)                                           10,000           10,990
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.111% 2035(5)                 10,000            9,771
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         8,754            8,659
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1,  3.415% 2034(5)                        4,432            4,370
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(4)                                            8,251            8,646
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016(4)                                    7,750            8,382
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.890% 2032                              5,000            4,915
First Union National Bank Commercial Mortgate Trust, Series 2002-C1, Class G, 7.188% 2034(4,5)                2,000            2,204
                                                                                                                           2,425,620

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 3.80%
U.S. Treasury 5.75% 2005                                                                                     15,000           15,093
U.S. Treasury 10.75% 2005                                                                                    44,000           44,124
U.S. Treasury 6.50% 2006                                                                                     45,000           46,343
U.S. Treasury 6.875% 2006                                                                                   100,000          102,328
U.S. Treasury 3.25% 2007                                                                                     63,188           62,265
U.S. Treasury 6.125% 2007                                                                                   100,000          104,125
U.S. Treasury 6.25% 2007                                                                                    120,000          124,144
U.S. Treasury 3.625% 2009                                                                                    30,000           29,454
U.S. Treasury 3.875% 2009(7)                                                                                 59,274           63,595
U.S. Treasury 5.75% 2010                                                                                    100,000          107,258
U.S. Treasury 12.75% 2010                                                                                   100,000          102,609
U.S. Treasury 13.875% 2011                                                                                  126,489          136,232
U.S. Treasury 10.375% 2012                                                                                   25,000           28,437
U.S. Treasury 12.00% 2013                                                                                    70,000           85,717
U.S. Treasury 2.00% 2014(7)                                                                                 105,220          106,150
U.S. Treasury 9.25% 2016                                                                                     50,000           70,586
U.S. Treasury Principal Strip 0% 2018                                                                        11,460            6,452
U.S. Treasury 7.875% 2021                                                                                    33,300           45,699
U.S. Treasury Principal Strip 0% 2029                                                                           200               69
Freddie Mac 5.25% 2006                                                                                       80,000           80,490
Freddie Mac 3.375% 2007                                                                                      15,284           15,062
Freddie Mac 5.125% 2008                                                                                      75,000           76,843
Freddie Mac 5.75% 2009                                                                                       75,000           78,487
Freddie Mac 6.625% 2009                                                                                      75,000           81,326
Freddie Mac 4.125% 2010                                                                                      35,000           34,552
Freddie Mac 5.875% 2011                                                                                      75,000           79,378
Freddie Mac 4.50% 2014                                                                                       10,000            9,990
Fannie Mae 3.41% 2007                                                                                        26,105           25,750
Fannie Mae 7.125% 2007                                                                                       50,000           52,317
Fannie Mae 5.75% 2008                                                                                        40,000           41,430
Fannie Mae 6.25% 2029                                                                                        10,000           11,940
Federal Home Loan Bank 3.375% 2007                                                                           85,000           83,303
Federal Agricultural Mortgage Corp. 4.25% 2008                                                               45,000           44,818
                                                                                                                           1,996,366

FINANCIALS -- 3.38%
USA Education, Inc. 5.625% 2007                                                                              40,000           40,751
SLM Corp., Series A, 3.625% 2008                                                                             10,000            9,741
SLM Corp., Series A, 0% 2009(5)                                                                              20,000           20,015
SLM Corp., Series A, 4.00% 2009                                                                              10,000            9,821
SLM Corp., Series A, 4.35% 2009(5)                                                                           10,000            9,762
SLM Corp., Series A, 4.50% 2010                                                                              51,000           50,474
SLM Corp., Series A, 5.375% 2014                                                                             10,000           10,280
International Lease Finance Corp., Series P, 3.125% 2007                                                      5,000            4,883
International Lease Finance Corp. 4.35% 2008                                                                 28,500           28,188
International Lease Finance Corp. 4.50% 2008                                                                 17,000           16,912
International Lease Finance Corp. 3.50% 2009                                                                  2,000            1,901
International Lease Finance Corp., Series O, 4.55% 2009                                                       4,600            4,580
International Lease Finance Corp. 4.75% 2009                                                                  3,000            2,975
International Lease Finance Corp. 6.375% 2009                                                                 7,500            7,825
International Lease Finance Corp. 5.00% 2010                                                                  6,560            6,590
ASIF Global Financing XXVIII 3.25% 2007(4,5)                                                                  7,000            6,990
ASIF Global Financing XXIII 3.90% 2008(4)                                                                    13,605           13,262
ASIF Global Financing XIX 4.90% 2013(4)                                                                       4,000            3,995
AIG SunAmerica Global Financing VII 5.85% 2008(4)                                                             5,000            5,158
American International Group, Inc. 4.25% 2013                                                                 2,000            1,912
Prudential Financial, Inc. 4.104% 2006                                                                       15,000           14,965
Prudential Insurance Co. of America 6.375% 2006(4)                                                           35,445           36,103
PRICOA Global Funding I 3.438% 2007(4)(,5)                                                                    2,000            2,003
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(4)                                                         3,000            2,934
Prudential Funding LLC 6.60% 2008(4)                                                                         12,412           13,120
Prudential Holdings, LLC, Series C, 8.695% 2023(4,6)                                                         15,000           19,278
Household Finance Corp. 6.50% 2006                                                                           20,000           20,237
Household Finance Corp. 5.75% 2007                                                                           11,000           11,222
Household Finance Corp. 4.125% 2008                                                                           6,000            5,904
Household Finance Corp. 6.40% 2008                                                                           30,000           31,474
HSBC Bank USA 4.625% 2014(4)                                                                                  6,000            5,880
HSBC Finance Corp. 5.00% 2015                                                                                 4,535            4,499
HSBC Capital Funding LP 4.61% (undated)(4,5)                                                                  6,000            5,769
EOP Operating LP 8.375% 2006                                                                                    600              615
EOP Operating LP 7.75% 2007                                                                                  45,000           47,927
EOP Operating LP 6.75% 2008                                                                                   9,195            9,604
Spieker Properties, LP 6.75% 2008                                                                             3,500            3,654
Spieker Properties, LP 7.125% 2009                                                                            2,000            2,151
EOP Operating LP 4.65% 2010                                                                                  19,500           19,152
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(4)                                             25,000           25,227
Monumental Global Funding Trust II 3.57% 2007(4,5)                                                            2,000            2,002
Monumental Global Funding II, Series 2003-F, 3.45% 2007(4)                                                   10,000            9,827
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(4)                                             42,000           42,543
Bank of America Corp. 5.25% 2007                                                                             20,000           20,296
Bank of America Corp. 3.875% 2008                                                                             4,400            4,350
Bank of America Corp. 4.50% 2010                                                                             18,000           17,899
Bank of America Corp. 4.875% 2012                                                                             2,000            2,016
BankAmerica Corp. 7.125% 2006                                                                                 1,000            1,020
BankAmerica Corp. 5.875% 2009                                                                                 7,500            7,829
BankAmerica Corp. 7.125% 2011                                                                                 1,750            1,953
BankBoston NA 7.00% 2007                                                                                      7,500            7,887
Bank One, National Association 5.50% 2007                                                                    20,000           20,352
J.P. Morgan Chase & Co. 3.50% 2009                                                                           10,000            9,655
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                                 10,000           10,438
J.P. Morgan Chase & Co. 4.50% 2010                                                                           20,000           19,849
Washington Mutual, Inc. 7.50% 2006                                                                           26,500           27,293
Washington Mutual, Inc. 5.625% 2007                                                                           7,000            7,114
Washington Mutual, Inc. 4.20% 2010                                                                           22,500           22,027
Developers Diversified Realty Corp. 3.875% 2009                                                              15,000           14,449
Developers Diversified Realty Corp. 4.625% 2010                                                              19,750           19,302
Developers Diversified Realty Corp. 5.00% 2010                                                               22,500           22,429
Capital One Bank 6.875% 2006                                                                                 10,000           10,131
Capital One Bank 5.75% 2010                                                                                   3,000            3,125
Capital One Bank 6.50% 2013                                                                                  13,477           14,633
Capital One Financial Corp. 7.125% 2008                                                                       5,750            6,121
Capital One Financial Corp. 6.25% 2013                                                                        5,000            5,365
Capital One Financial Corp. 5.50% 2015                                                                       12,000           12,170
Allstate Corp. 5.375% 2006                                                                                   20,000           20,263
Allstate Financial Global Funding LLC 5.25% 2007(4)                                                          15,000           15,188
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                15,000           14,977
MBNA Corp. 5.625% 2007                                                                                       26,000           26,644
MBNA Corp., Series F, 3.64% 2008(5)                                                                           7,500            7,568
MBNA America Bank, National Association 5.375% 2008                                                          15,500           15,823
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                     19,500           19,453
United Dominion Realty Trust, Inc. 6.50% 2009                                                                28,925           30,569
Wells Fargo & Co. 5.125% 2007                                                                                27,500           27,794
Wells Fargo & Co. 4.125% 2008                                                                                15,000           14,907
CIT Group Inc. 3.65% 2007                                                                                    11,000           10,790
CIT Group Inc. 3.375% 2009                                                                                    5,000            4,789
CIT Group Inc. 6.875% 2009                                                                                   16,000           17,307
CIT Group Inc. 4.25% 2010                                                                                    10,000            9,801
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(4)               38,500           37,565
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(4)                5,000            4,976
CNA Financial Corp. 6.75% 2006                                                                                2,500            2,567
CNA Financial Corp. 6.60% 2008                                                                                3,000            3,152
CNA Financial Corp. 5.85% 2014                                                                               33,000           33,206
iStar Financial, Inc., Series B, 4.875% 2009                                                                  2,000            1,982
iStar Financial, Inc. 5.375% 2010                                                                            25,675           25,758
iStar Financial, Inc., Series B, 5.125% 2011                                                                 10,000            9,851
Lazard LLC 7.125% 2015(4)                                                                                    35,000           34,902
Commercial Credit Co. 6.625% 2006                                                                             1,975            2,035
Citigroup Inc. 4.125% 2010                                                                                   11,000           10,798
Citigroup Inc. 4.625% 2010                                                                                   10,000           10,004
Citigroup Inc. 5.125% 2014                                                                                   10,000           10,221
Hospitality Properties Trust 7.00% 2008                                                                       5,500            5,769
Hospitality Properties Trust 6.75% 2013                                                                      18,925           20,393
Hospitality Properties Trust 5.125% 2015                                                                      5,000            4,821
Willis Group Holdings Ltd. 5.125% 2010                                                                       20,950           20,876
Willis North America, Inc. 5.625% 2015                                                                       10,000            9,931
Nationwide Life Insurance Co. 5.35% 2007(4)                                                                  27,500           27,724
American Express Credit Corp. 3.00% 2008                                                                     10,000            9,631
American Express Co. 4.75% 2009                                                                              15,000           15,109
Mangrove Bay Pass Through Trust 6.102% 2033(4,5)                                                             24,070           24,289
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(4)                                           20,000           19,540
MetLife, Inc. 5.00% 2015                                                                                      2,500            2,501
Liberty Mutual Group Inc. 6.50% 2035(4)                                                                      22,500           21,795
ING Security Life Institutional Funding 2.70% 2007(4)                                                        15,000           14,536
ING Security Life Institutional Funding 3.789% 2010(4,5)                                                      4,000            4,005
Rouse Co. 3.625% 2009                                                                                         5,000            4,677
Rouse Co. 7.20% 2012                                                                                          9,446            9,993
Rouse Co. 5.375% 2013                                                                                         4,000            3,796
Simon Property Group, LP 6.375% 2007                                                                          5,000            5,178
Simon Property Group, LP 5.375% 2008                                                                          2,000            2,040
Simon Property Group, LP 3.75% 2009                                                                           3,000            2,893
Simon Property Group, LP 4.875% 2010                                                                          5,000            4,992
Simon Property Group, LP 4.875% 2010                                                                          2,500            2,489
PNC Funding Corp. 5.75% 2006                                                                                  7,500            7,581
PNC Funding Corp. 4.20% 2008                                                                                 10,000            9,926
Archstone-Smith Operating Trust 5.00% 2007                                                                    5,000            5,056
Archstone-Smith Operating Trust 5.625% 2014                                                                  11,750           12,061
ERP Operating LP 4.75% 2009                                                                                   6,360            6,331
ERP Operating LP 6.95% 2011                                                                                   8,200            8,961
ERP Operating LP 6.625% 2012                                                                                  1,250            1,367
Berkshire Hathaway Finance Corp. 4.75% 2012(4)                                                               15,000           14,914
BNP Paribas 4.80% 2015(4)                                                                                     5,000            4,927
BNP Paribas 5.186% noncumulative (undated)(4,5)                                                              10,000            9,944
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(4,5)                                                14,520           14,051
Genworth Financial, Inc. 4.75% 2009                                                                          13,795           13,849
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                            13,000           12,864
Zions Bancorporation 6.00% 2015                                                                              11,585           12,345
Price REIT, Inc. 7.50% 2006                                                                                   4,900            5,094
Kimco Realty Corp., Series C, 3.95% 2008                                                                      5,000            4,936
Kimco Realty Corp. 6.00% 2012                                                                                 2,000            2,135
Sumitomo Mitsui Banking Corp. 5.625% (undated)(4)                                                            10,000            9,981
Principal Life Global Funding I 4.40% 2010(4)                                                                10,000            9,834
Popular North America, Inc., Series E, 3.875% 2008                                                           10,000            9,800
National Westminster Bank PLC 7.375% 2009                                                                     3,000            3,316
National Westminster Bank PLC 7.75% (undated)                                                                 4,588            4,868
Signet Bank 7.80% 2006                                                                                        7,760            8,050
Boston Properties LP 6.25% 2013                                                                               6,500            6,930
Lincoln National Corp. 5.25% 2007                                                                             6,145            6,226
Federal Realty Investment Trust 6.125% 2007                                                                   4,500            4,621
Federal Realty Investment Trust 8.75% 2009                                                                    1,000            1,138
Independence Community Bank 3.75% 2014(5)                                                                     4,000            3,848
Barclays Bank PLC 8.55% (undated)(4,5)                                                                        3,080            3,649
Resona Bank, Ltd 7.191% (undated)(4)                                                                          3,250            3,325
Assurant, Inc. 5.625% 2014                                                                                    3,000            3,099
Skandinaviska Enskilda Banken AB 5.471% (undated)(4,5)                                                        3,000            3,030
Abbey National PLC 6.70% (undated)                                                                            2,412            2,536
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(4)                                                    2,000            2,215
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(4)                                            2,000            2,036
Hartford Financial Services Group, Inc. 2.375% 2006                                                           2,000            1,970
                                                                                                                           1,776,490

CONSUMER DISCRETIONARY -- 2.33%
General Motors Acceptance Corp. 4.50% 2006                                                                    5,000            4,960
General Motors Acceptance Corp. 6.75% 2006                                                                    8,000            8,064
General Motors Acceptance Corp. 6.125% 2007                                                                   9,750            9,738
Residential Capital Corp. 6.375% 2010(4)                                                                     13,990           14,230
General Motors Acceptance Corp. 7.75% 2010                                                                    5,985            6,048
General Motors Acceptance Corp. 6.875% 2011                                                                  35,900           34,690
General Motors Acceptance Corp. 7.25% 2011                                                                  183,510          178,948
General Motors Acceptance Corp. 6.875% 2012                                                                   5,235            5,020
General Motors Acceptance Corp. 7.00% 2012                                                                   15,365           14,784
Residential Capital Corp. 6.875% 2015(4)                                                                      5,000            5,215
Ford Motor Credit Co. 7.60% 2005                                                                             20,000           20,000
Ford Motor Credit Co. 6.50% 2007                                                                              6,000            6,065
Ford Motor Credit Co. 7.20% 2007                                                                              5,000            5,087
Ford Motor Credit Co. 5.80% 2009                                                                             19,250           18,534
Ford Motor Credit Co. 7.375% 2009                                                                             8,600            8,589
Ford Motor Credit Co. 5.70% 2010                                                                             15,000           14,150
Ford Motor Credit Co. 7.875% 2010                                                                            36,000           36,371
Ford Motor Credit Co. 7.375% 2011                                                                            15,000           14,919
Clear Channel Communications, Inc. 6.00% 2006                                                                 7,000            7,089
Clear Channel Communications, Inc. 6.625% 2008                                                                8,245            8,497
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                             34,000           36,486
Clear Channel Communications, Inc. 7.65% 2010                                                                 3,660            3,914
Clear Channel Communications, Inc. 5.50% 2014                                                                18,000           16,894
Clear Channel Communications, Inc. 6.875% 2018                                                               10,000            9,886
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                       20,540           20,872
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                        6,480            6,350
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                       21,520           21,492
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        3,000            3,230
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       17,500           19,538
Viacom Inc. 5.625% 2007                                                                                      25,000           25,376
Viacom Inc. 7.70% 2010                                                                                       25,000           27,538
AOL Time Warner Inc. 6.15% 2007                                                                              15,000           15,439
AOL Time Warner Inc. 6.875% 2012                                                                             10,000           11,153
Time Warner Inc. 8.18% 2007                                                                                  20,000           21,428
Comcast Cable Communications, Inc. 8.375% 2007                                                               26,000           27,676
Comcast Cable Communications, Inc. 6.875% 2009                                                               18,000           19,368
Liberty Media Corp. 8.50% 2029                                                                                9,160            9,369
Liberty Media Corp. 8.25% 2030                                                                               37,195           37,630
May Department Stores Co. 4.80% 2009                                                                         38,750           38,775
May Department Stores Co. 5.75% 2014                                                                          3,785            3,917
May Department Stores Co. 6.65% 2024                                                                          3,465            3,770
Harrah's Operating Co., Inc. 7.125% 2007                                                                      6,000            6,253
Harrah's Operating Co., Inc. 7.50% 2009                                                                      15,000           16,199
Harrah's Operating Co., Inc. 5.50% 2010                                                                       4,325            4,406
Harrah's Operating Co., Inc. 5.625% 2015(4)                                                                  18,600           18,879
Pulte Homes, Inc. 4.875% 2009                                                                                15,000           14,843
Pulte Homes, Inc. 7.875% 2011                                                                                14,000           15,950
Pulte Homes, Inc. 8.125% 2011                                                                                 7,500            8,565
Cox Radio, Inc. 6.625% 2006                                                                                  37,567           37,987
Univision Communications Inc. 2.875% 2006                                                                    13,000           12,714
Univision Communications Inc. 3.875% 2008                                                                     4,100            3,959
Univision Communications Inc. 7.85% 2011                                                                     13,900           15,535
Ryland Group, Inc. 9.75% 2010                                                                                16,130           16,933
Ryland Group, Inc. 5.375% 2012                                                                               12,000           11,922
Ryland Group, Inc. 5.375% 2015                                                                                2,000            1,972
Marriott International, Inc., Series C, 7.875% 2009                                                          16,323           18,136
Marriott International, Inc., Series F, 4.625% 2012                                                           7,000            6,806
Target Corp. 3.375% 2008                                                                                      1,650            1,612
Target Corp. 7.50% 2010                                                                                      20,000           22,573
Cox Communications, Inc. 7.75% 2006                                                                          22,351           23,092
Carnival Corp. 3.75% 2007                                                                                     6,000            5,901
Carnival Corp. 6.15% 2008                                                                                    15,725           16,362
Lowe's Companies, Inc. 7.50% 2005                                                                            10,096           10,225
Lowe's Companies, Inc., Series B, 6.70% 2007                                                                  5,455            5,695
Lowe's Companies, Inc. 8.25% 2010                                                                             5,455            6,300
Hilton Hotels Corp. 7.625% 2008                                                                               4,000            4,275
Hilton Hotels Corp. 7.20% 2009                                                                                8,412            9,093
Hilton Hotels Corp. 8.25% 2011                                                                                4,250            4,852
Hilton Hotels Corp. 7.625% 2012                                                                               3,250            3,706
Toll Brothers, Inc. 6.875% 2012                                                                               2,000            2,193
Toll Brothers Finance Corp. 5.15% 2015(4)                                                                    20,000           19,556
Kohl's Corp. 6.30% 2011                                                                                      19,000           20,315
Hyatt Equities, LLC 6.875% 2007(4)                                                                           16,040           16,437
Centex Corp. 5.70% 2014                                                                                       7,500            7,668
Centex Corp. 5.25% 2015                                                                                       2,000            1,967
NVR, Inc. 5.00% 2010                                                                                          8,000            7,896
Toys "R" Us, Inc. 7.875% 2013                                                                                 8,510            7,574
Delphi Automotive Systems Corp. 6.50% 2009                                                                    1,200            1,080
Delphi Corp. 6.50% 2013                                                                                       4,000            3,240
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                                   2,750            1,664
Lear Corp., Series B, 8.11% 2009                                                                              3,865            4,009
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         1,500            1,567
                                                                                                                           1,221,010

ASSET-BACKED OBLIGATIONS(6) -- 2.11%
CWABS, Inc., Series 2004-15, Class AF-3, 4.025% 2031                                                         20,000           19,659
CWABS, Inc., Series 2004-10, Class 2-AV-2, 3.81% 2033(5)                                                     37,585           37,667
CWABS, Inc., Series 2005-BC1, Class 2-A-1, 3.55% 2035(5)                                                     22,871           22,885
CWABS, Inc., Series 2005-3, Class 3-AV-1, 3.56% 2035(5)                                                      25,963           25,919
CWABS, Inc., Series 2004-15, Class AF-6,  4.613% 2035                                                        15,000           14,874
CWABS, Inc., Series 2004-12, Class AF-6, 4.634% 2035                                                          8,000            7,824
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(4)                             2,431            2,385
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(4)                             4,752            4,735
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(4)                             1,512            1,505
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(4)                             10,000            9,912
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(4)                            27,670           27,454
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(4)                            31,617           31,296
Drivetime Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 3.799% 2008(4)                           20,000           19,972
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(4)                            6,300            6,192
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009(4)                           16,656           16,487
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2010(4)                           18,579           18,547
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(4)                           4,526            4,516
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(4)                          14,000           13,958
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010(4)                          21,400           21,313
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                             18,750           18,470
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                  32,000           31,837
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                20,000           19,818
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011                5,000            4,862
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011(4)                              48,860           48,706
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 3.50% 2011(5)                                 17,000           16,960
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.47% 2013(5)                                 29,000           29,000
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034                    25,881           25,776
New Century Home Equity Loan Trust, Series 2005-A, Class A-1A, 3.58% 2035(5)                                 15,852           15,852
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(4)                    4,336            4,311
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012                      33,475           33,186
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 3.78% 2029(5)                       21,331           21,388
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 3.69% 2035(5)                       15,075           15,087
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 5.444% 2007(4,5)          35,000           35,429
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010(4)                                  31,488           31,394
MBNA Master Credit Card Trust II, Series 2000-I, Class A, 6.90% 2008                                         25,000           25,052
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.988% 2013(5)                                      5,000            5,084
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                             14,850           14,694
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010                             14,000           13,980
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                           10,000           10,338
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                           16,190           17,302
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(4)                        3,891            3,822
First Investors Auto Owners Trust, Series 2005-A, Class A-3, 4.23% 2012(4)                                   20,000           19,919
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                       23,530           23,309
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.86% 2034(5)                                                   10,277           10,353
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.06% 2034(5)                                              6,499            6,530
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 3.81% 2035(5)                                     4,323            4,336
Home Equity Asset Trust, Series 2004-7, Class M-2, 4.12% 2035(5)                                             20,000           20,104
Fremont Home Loan Trust, Series 2004-4, Class II-A2, 3.74% 2035(5)                                           20,000           20,078
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.78% 2034(5)                           19,950           20,038
Metris Master Trust, Series 2000-3, Class A, 3.69% 2009(5)                                                   18,000           18,017
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-3, 5.09% 2032                 16,798           16,739
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034       16,000           15,925
MMCA Auto Owner Trust, Series 2001-3, Class B, 4.338% 2008(5)                                                   611              611
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   3,411            3,386
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                                   6,165            6,153
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   5,748            5,741
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 4.388% 2013(5)                15,000           15,262
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(4)                        15,338           15,199
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(4)                                     15,000           14,751
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011(4)                                       15,000           14,655
CPS Auto Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012(4)                                         12,000           11,857
Bear Stearns Asset Backed Securities I Trust, Series 2004-FR3, Class I-A-I, 3.71% 2030(5)                     7,750            7,753
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.76% 2033(5)                    2,375            2,382
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                                  10,000            9,865
CBASS 2005-CB4 AF4 N 5.028% 2035                                                                              8,684            8,673
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011              8,500            8,395
GMACM Home Equity Loan Trust, Series 2004-HE5, Class A-6, 4.388% 2034                                         8,000            7,805
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       7,500            7,573
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.709% 2019(4,5)                                 7,306            7,306
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034                               5,800            5,713
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.96% 2030(5)                                5,000            5,063
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.88% 2033(5)                       4,428            4,439
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2004-C, Class A-II-2, 3.73% 2035(5)         4,000            4,006
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(4,5)                                                  4,000            4,000
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(4)                              233              232
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 0% 2009(4)                               3,363            3,339
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.56% 2011                                            3,437            3,336
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                            2,866            2,859
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031                                        1,494            1,496
NPF XII, Inc., Series 2001-1A, Class A, 2.30% 2004(4,5,8)                                                     3,000              120
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(4,8)                                                        5,000              200
                                                                                                                           1,106,966

TELECOMMUNICATION SERVICES -- 1.33%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             128,200          130,012
Cingular Wireless LLC 5.625% 2006                                                                            12,000           12,132
AT&T Wireless Services, Inc. 7.50% 2007                                                                      33,575           35,333
AT&T Wireless Services, Inc. 7.875% 2011                                                                     50,700           58,143
France Telecom 7.95% 2006(5)                                                                                 12,000           12,215
France Telecom 8.50% 2011(5)                                                                                 76,250           87,422
France Telecom 8.75% 2031                                                                                     4,250            5,871
SBC Communications Inc. 5.75% 2006                                                                           19,900           20,127
SBC Communications Inc. 4.125% 2009                                                                          10,000            9,797
SBC Communications Inc. 6.25% 2011                                                                           10,000           10,701
SBC Communications Inc. 5.875% 2012                                                                          20,000           21,109
Telecom Italia Capital SA, Series A, 4.00% 2008                                                               8,000            7,849
Telecom Italia Capital SA 4.00% 2010(4)                                                                      12,000           11,591
Telecom Italia Capital SA, Series B, 5.25% 2013                                                              38,400           38,681
Koninklijke KPN NV 7.50% 2005                                                                                29,007           29,175
Koninklijke KPN NV 8.00% 2010                                                                                17,750           20,265
Sprint Capital Corp. 6.00% 2007                                                                              15,000           15,288
Sprint Capital Corp. 7.625% 2011                                                                             28,500           32,201
Singapore Telecommunications Ltd. 6.375% 2011(4)                                                             27,925           30,210
Singapore Telecommunications Ltd. 6.375% 2011                                                                 9,825           10,629
Deutsche Telekom International Finance BV 3.875% 2008                                                        10,375           10,195
Deutsche Telekom International Finance BV 8.50% 2010(5)                                                       8,500            9,710
Deutsche Telekom International Finance BV 8.75% 2030(5)                                                      13,900           18,651
ALLTEL Corp. 4.656% 2007                                                                                     17,000           17,061
Telefonos de Mexico, SA de CV 8.25% 2006                                                                     15,000           15,324
Telefonica Europe BV 7.35% 2005                                                                              10,000           10,039
BellSouth Corp. 4.75% 2012                                                                                   10,000            9,933
Vodafone Group PLC 5.375% 2015                                                                                5,750            5,956
PCCW-HKT Capital Ltd. 8.00% 2011(4,5)                                                                         2,450            2,774
PCCW-HKT Capital Ltd. 7.75% 2011                                                                              1,800            2,038
                                                                                                                             700,432

UTILITIES -- 0.88%
Dominion Resources, Inc., Series A, 3.66% 2006                                                                6,000            5,934
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   6,000            6,080
Dominion Resources, Inc., Series B, 4.125% 2008                                                              10,000            9,879
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         18,561           18,780
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                         30,000           34,098
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(5)                                                        4,250            4,426
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                2,750            2,699
Exelon Corp. 4.45% 2010                                                                                      15,000           14,786
Exelon Corp. 6.75% 2011                                                                                      17,000           18,575
Exelon Generation Co., LLC 6.95% 2011                                                                        21,600           23,857
Exelon Corp. 4.90% 2015                                                                                       5,000            4,916
NiSource Finance Corp. 7.625% 2005                                                                           32,285           32,609
NiSource Finance Corp. 6.15% 2013                                                                             3,000            3,193
NiSource Finance Corp. 5.40% 2014                                                                            17,000           17,212
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                        10,000            9,822
Duke Capital Corp. 7.50% 2009                                                                                37,000           40,587
Duke Capital LLC 5.668% 2014                                                                                  2,000            2,060
Ameren Corp. 4.263% 2007                                                                                      2,500            2,489
Cilcorp Inc. 8.70% 2009                                                                                      17,025           19,451
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                             5,000            5,776
Union Electric Co. 4.65% 2013                                                                                 4,250            4,205
Cilcorp Inc. 9.375% 2029                                                                                      5,000            7,284
PSEG Power LLC 3.75% 2009                                                                                    10,000            9,650
PSEG Power LLC 7.75% 2011                                                                                    25,000           28,492
American Electric Power Co., Inc. 4.709% 2007(5)                                                             12,500           12,527
Appalachian Power Co., Series J, 4.40% 2010                                                                  10,000            9,828
Appalachian Power Co., Series I, 4.95% 2015                                                                  10,000            9,830
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                                    18,000           21,097
Centerpoint Energy, Inc., Series B, 6.85% 2015                                                                5,000            5,551
Alabama Power Co., Senes Y, 2.80% 2006                                                                        5,000            4,904
Alabama Power Co., Series X, 3.125% 2008                                                                      1,800            1,738
Alabama Power Co., Series R, 4.70% 2010                                                                       1,750            1,742
Alabama Power Co., Series Q, 5.50% 2017                                                                       4,000            4,159
Southern Power Co., Series B, 6.25% 2012                                                                      6,000            6,450
Oncor Electric Delivery Co. 6.375% 2012                                                                      13,725           14,859
Progress Energy, Inc. 6.85% 2012                                                                              4,000            4,386
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013                                               5,000            4,981
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015            5,000            5,072
Constellation Energy Group, Inc. 6.125% 2009                                                                 11,000           11,554
Equitable Resources, Inc. 5.15% 2012                                                                          2,500            2,559
Equitable Resources, Inc. 5.15% 2018                                                                          3,125            3,137
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                                     5,500            5,428
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013                      5,000            5,021
MidAmerican Energy Co. 5.125% 2013                                                                            1,500            1,520
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                                1,000              970
                                                                                                                             464,173

HEALTH CARE -- 0.73%
Allegiance Corp. 7.30% 2006                                                                                   7,385            7,608
Cardinal Health, Inc. 6.25% 2008                                                                             13,155           13,660
Cardinal Health, Inc. 6.75% 2011                                                                            100,250          109,314
Cardinal Health, Inc. 4.00% 2015                                                                             11,000           10,026
UnitedHealth Group Inc. 7.50% 2005                                                                           10,770           10,863
UnitedHealth Group Inc. 3.30% 2008                                                                            7,500            7,272
UnitedHealth Group Inc. 3.75% 2009                                                                           10,000            9,727
UnitedHealth Group Inc. 4.125% 2009                                                                          22,000           21,631
Hospira, Inc. 4.95% 2009                                                                                     48,950           49,207
Wyeth 4.375% 2008(5)                                                                                         45,250           45,078
Wyeth 5.50% 2013(5)                                                                                           3,005            3,114
HCA Inc. 7.125% 2006                                                                                         25,991           26,599
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                      5,000            5,254
Aetna Inc. 7.375% 2006                                                                                       17,250           17,554
Schering-Plough Corp. 5.55% 2013(5)                                                                          14,000           14,558
Humana Inc. 7.25% 2006                                                                                       12,850           13,142
Health Net, Inc. 9.875% 2011(5)                                                                               9,000           10,572
Amgen Inc. 4.00% 2009                                                                                        10,000            9,801
                                                                                                                             384,980

INDUSTRIALS -- 0.60%
General Electric Capital Corp., Series A, 5.00% 2007                                                         47,500           48,090
General Electric Capital Corp. 4.25% 2008                                                                    10,000            9,962
Cendant Corp. 6.875% 2006                                                                                    17,588           18,019
Cendant Corp. 6.25% 2008                                                                                     18,500           19,162
Cendant Corp. 7.375% 2013                                                                                     7,000            7,907
Waste Management, Inc. 6.50% 2008                                                                             6,180            6,491
Waste Management, Inc. 6.875% 2009                                                                           22,500           24,069
Waste Management, Inc. 5.00% 2014                                                                               890              879
Tyco International Group SA 6.125% 2008                                                                      13,000           13,573
Tyco International Group SA 6.125% 2009                                                                       7,000            7,326
Bombardier Inc. 6.30% 2014(4)                                                                                21,000           19,845
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(4,6)                                         18,107           19,173
Caterpillar Inc. 4.50% 2009                                                                                   2,500            2,494
Caterpillar Financial Services Corp. 4.30% 2010                                                              14,300           14,107
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                 10,000            9,621
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                                6,000            6,404
Raytheon Co. 4.85% 2011                                                                                      16,000           15,989
Hutchison Whampoa International Ltd. 6.50% 2013(4)                                                           11,800           12,613
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(6)                                             10,996           11,043
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023(6)                                849              863
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(6)                                             4,818            4,814
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(6)                                          6,624            6,712
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(6)                                              1,400            1,417
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(6)                                                8,500            8,601
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                  5,000            4,684
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(6)                                                 7,450            2,757
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series K, 10.00% 2014(4,6)                          2,000              600
American Standard Inc. 7.625% 2010                                                                            7,000            7,732
Northrop Grumman Systems Corp. 7.125% 2011                                                                    5,000            5,568
John Deere Capital Corp. 3.90% 2008                                                                           3,000            2,963
Deere & Co. 8.95% 2019                                                                                        2,000            2,289
                                                                                                                             315,767

MATERIALS -- 0.51%
Weyerhaeuser Co. 5.95% 2008                                                                                  13,941           14,462
Weyerhaeuser Co. 5.25% 2009                                                                                  20,024           20,251
Weyerhaeuser Co. 6.75% 2012                                                                                  19,330           21,062
Weyerhaeuser Co. 6.875% 2033                                                                                  4,000            4,428
Norske Skogindustrier ASA 7.625% 2011(4)                                                                     53,490           58,652
Norske Skogindustrier ASA 6.125% 2015(4)                                                                      1,250            1,253
International Paper Co. 4.00% 2010                                                                           10,915           10,420
International Paper Co. 6.75% 2011                                                                            9,000            9,764
International Paper Co. 5.85% 2012                                                                           38,085           39,338
Packaging Corp. of America 4.375% 2008                                                                       25,000           24,417
Dow Chemical Co. 5.00% 2007                                                                                  10,500           10,583
Dow Chemical Co. 5.75% 2008                                                                                  10,500           10,881
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(4)                                                  2,500            2,420
Alcan Inc. 6.45% 2011                                                                                         1,000            1,076
Alcan Inc. 5.20% 2014                                                                                         8,000            8,090
ICI Wilmington, Inc. 4.375% 2008                                                                              4,000            3,933
ICI Wilmington, Inc. 5.625% 2013                                                                              2,000            2,037
Yara International ASA 5.25% 2014(4)                                                                          6,000            5,965
MeadWestvaco Corp. 2.75% 2005                                                                                 5,500            5,476
Temple-Inland Inc., Series F, 6.75% 2009                                                                        500              523
Temple-Inland Inc. 7.875% 2012                                                                                3,500            3,960
Praxair, Inc. 3.95% 2013                                                                                      4,000            3,790
UPM-Kymmene Corp. 5.625% 2014(4)                                                                              3,000            3,025
SCA Coordination Center NV 4.50% 2015(4)                                                                      2,665            2,480
                                                                                                                             268,286

ENERGY -- 0.49%
Devon Financing Corp., ULC 6.875% 2011                                                                       75,500           83,471
Apache Corp. 6.25% 2012                                                                                      38,000           41,647
Phillips Petroleum Co. 8.75% 2010                                                                            34,000           40,000
Williams Companies, Inc. 7.125% 2011                                                                         10,000           10,950
Williams Companies, Inc. 8.125% 2012                                                                         16,300           18,826
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012                                                   8,000            9,720
Sunoco, Inc. 6.75% 2011                                                                                       7,500            8,183
Sunoco, Inc. 4.875% 2014                                                                                      9,250            9,088
Pemex Finance Ltd. 8.875% 2010(6)                                                                            12,427           13,823
El Paso Corp. 7.00% 2011                                                                                      5,000            5,100
El Paso Corp. 7.875% 2012                                                                                     8,000            8,440
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(4,6)                                                    7,408            7,226
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(6)                                                      1,168            1,139
                                                                                                                             257,613

CONSUMER STAPLES -- 0.24%
Wal-Mart Stores, Inc. 8.00% 2006                                                                              9,500            9,858
Wal-Mart Stores, Inc. 6.875% 2009                                                                            12,000           13,019
Wal-Mart Stores, Inc. 4.125% 2010                                                                             7,500            7,357
Anheuser-Busch Companies, Inc. 9.00% 2009                                                                    12,000           14,057
Anheuser-Busch Companies, Inc. 7.50% 2012                                                                     8,000            9,316
Nabisco, Inc. 7.05% 2007                                                                                      1,000            1,046
Nabisco, Inc. 7.55% 2015                                                                                      6,645            7,943
Kraft Foods Inc. 4.625% 2006                                                                                  1,000            1,003
Kraft Foods Inc. 6.25% 2012                                                                                   1,855            2,005
Kraft Foods Inc. 6.50% 2031                                                                                     500              571
CVS Corp. 4.00% 2009                                                                                         10,000            9,779
CVS Corp. 6.117% 2013(4,6)                                                                                    2,257            2,370
Diageo Capital PLC 4.375% 2010                                                                               12,000           11,893
Pepsi Bottling Group, Inc. 5.625% 2009(4)                                                                    10,000           10,374
SUPERVALU INC. 7.50% 2012                                                                                     7,985            9,006
Kellogg Co. 6.60% 2011                                                                                        5,250            5,730
Kellogg Co. 7.45% 2031                                                                                          500              648
PepsiAmericas, Inc. 4.875% 2015                                                                               6,000            5,969
Cadbury Schweppes US Finance LLC 5.125% 2013(4)                                                               5,500            5,485
                                                                                                                             127,429

INFORMATION TECHNOLOGY -- 0.20%
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                       53,000           53,794
Motorola, Inc. 4.608% 2007                                                                                   12,500           12,503
Motorola, Inc. 7.625% 2010                                                                                   15,000           16,882
Motorola, Inc. 8.00% 2011                                                                                    10,000           11,632
Jabil Circuit, Inc. 5.875% 2010                                                                               7,500            7,720
                                                                                                                             102,531

MUNICIPALS -- 0.12%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 5.00% 2021                                                                               8,440            8,599
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                              15,580           17,379
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                      14,665           15,798
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                      10,195           10,041
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                   6,020            6,284
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                       6,007            6,006
                                                                                                                              64,107

NON-U.S. GOVERNMENT BONDS & NOTES -- 0.04%
United Mexican States Government Global 4.625% 2008                                                          12,200           12,148
Corporacion Andina de Fomento 6.875% 2012                                                                    10,000           11,001
                                                                                                                              23,149


TOTAL BONDS & NOTES (cost: $11,258,344,000)                                                                               11,234,919



Short-term securities -- 9.71%

Federal Home Loan Bank 3.15%-3.36% due 8/17-9/28/2005                                                       359,360          358,218
Freddie Mac 3.11%-3.31% due 8/8-9/20/2005                                                                   327,165          326,093
Wal-Mart Stores Inc. 3.10%-3.30% due 8/8-9/7/2005(4)                                                        272,700          272,239
Edison Asset Securitization LLC 3.29% due 8/22/2005(4)                                                       50,000           49,900
General Electric Co. 3.47% due 9/28/2005                                                                     26,000           25,854
General Electric Capital Services, Inc. 3.12%-3.31% due 8/4-8/29/2005                                       100,000           99,850
General Electric Capital Corp. 3.15%-3.47% due 8/9-10/3/2005                                                 93,800           93,556
Variable Funding Capital Corp. 3.12%-3.47% due 8/2-9/27/2005(4)                                             263,200          262,552
Park Avenue Receivables Co., LLC 3.16%-3.42% due 8/3-9/22/2005(4)                                           219,808          219,298
Preferred Receivables Funding Corp. 3.18% due 8/22/2005(4)                                                   31,000           30,937
Bank of America Corp. 3.13%-3.45% due 8/12-9/26/2005                                                        225,800          224,988
Ranger Funding Co. LLC 3.27% due 8/11/2005(4)                                                                25,000           24,975
Wells Fargo & Co. 3.27%-3.39% due 8/2-9/7/2005                                                              250,000          249,832
CAFCO, LLC 3.13%-3.50% due 8/3-10/3/2005(4)                                                                 200,000          199,551
Ciesco LLC 3.49% due 10/4/2005(4)                                                                            50,000           49,683
Clipper Receivables Co., LLC 3.20%-3.32% due 8/5-8/19/2005(4)                                               198,000          197,773
State Street Bank & Trust 3.41% due 9/23/2005                                                                28,000           27,857
Procter & Gamble Co. 3.15%-3.49% due 8/23-10/19/2005(4)                                                     205,400          204,528
U.S. Treasury Bills 3.00%-3.245% due 8/11-10/13/2005                                                        197,700          196,737
DuPont (E.I.) de Nemours & Co. 3.12%-3.38% due 8/1-9/14/2005                                                185,500          185,127
Gannett Co. 3.20%-3.37% due 8/11-9/13/2005(4)                                                               181,000          180,478
International Lease Finance Corp. 3.15%-3.42% due 8/4-9/23/2005                                             177,700          177,220
Tennessee Valley Authority 3.21%-3.33% due 9/8-9/15/2005                                                    162,700          161,991
HSBC Finance Corp. 3.23%-3.45% due 8/18-10/4/2005                                                           150,000          149,385
Coca-Cola Co. 3.08%-3.28% due 8/8-8/23/2005                                                                 137,600          137,404
IBM Capital Inc. 3.455% due 10/5/2005(4)                                                                     50,000           49,682
IBM Corp. 3.24% due 8/17-8/26/2005                                                                           80,300           80,130
Three Pillars Funding, LLC 3.27%-3.55% due 8/8-10/20/2005(4)                                                125,046          124,635
Anheuser-Busch Companies, Inc. 3.11%-3.48% due 8/1-10/17/2005(4)                                             96,050           95,808
American Express Credit Corp. 3.12%-3.29% due 8/1-8/26/2005                                                  68,400           68,295
NetJets Inc. 3.14%-3.25% due 8/5-8/29/2005(4)                                                                65,000           64,904
BellSouth Corp. 3.23% due 8/16/2005(4)                                                                       41,600           41,540
BellSouth Corp. 3.37% due 9/9/2005(4,9)                                                                       9,600            9,564
Verizon Network Funding Corp. 3.27% due 8/4/2005                                                             50,000           49,982
Hershey Co. 3.22%-3.28% due 8/16-8/29/2005(4)                                                                47,400           47,301
Triple-A One Funding Corp. 3.18%-3.33% due 8/12-8/22/2005(4)                                                 41,996           41,941
Harvard University 3.12%-3.18% due 8/22-8/24/2005                                                            35,300           35,222
FCAR Owner Trust I 3.23% due 8/11/2005                                                                       35,000           34,965
Exxon Project Investment Corp. 3.25% due 8/26/2005(4)                                                        31,600           31,526
Scripps (E.W.) Co. 3.31% due 9/7/2005(4)                                                                     30,000           29,898
New Center Asset Trust 3.20% due 8/10/2005                                                                   25,000           24,978
Bank of New York Co., Inc. 3.33% due 8/26/2005                                                               25,000           24,940
Private Export Funding Corp. 3.54% due 10/27/2005(4)                                                         25,000           24,785
Caterpillar Financial Services Corp. 3.14% due 8/16/2005                                                     24,200           24,165
United Parcel Service Inc. 3.21% due 8/2/2005                                                                19,800           19,796
Abbott Laboratories Inc. 3.25% due 8/18/2005(4)                                                              19,400           19,368
Federal Farm Credit Banks 3.15% due 9/8/2005                                                                 17,700           17,634
Harley-Davidson Funding Corp. 3.30% due 8/17/2005(4)                                                         15,000           14,977
Colgate-Palmolive Co. 3.24% due 8/10/2005(4)                                                                  9,700            9,691
Illinois Tool Works Inc. 3.38% due 8/30/2005                                                                  6,500            6,480
Medtronic Inc. 3.35% due 9/1/2005(4)                                                                          5,000            4,985

TOTAL SHORT-TERM SECURITIES (cost: $5,103,322,000)                                                                         5,103,218


TOTAL INVESTMENT SECURITIES (cost: $45,090,768,000)                                                                       52,462,379
Other assets less liabilities                                                                                                 83,596

NET ASSETS                                                                                                               $52,545,975


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.


(1) Represents an affiliated company as defined under the Investment Company Act of 1940.

(2)  Security did not produce income during the last 12 months.

(3) Valued under fair value procedures adopted by authority of the Board of Directors.

(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,644,074,000, which represented 6.94% of the net assets of the fund.

(5)  Coupon rate may change periodically.

(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(7) Index-linked bond whose principal amount moves with a government retail price index.

(8) Company not making scheduled interest payments; bankruptcy proceedings pending.

(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts


Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended July 31, 2005, appear below.

                                 Beginning shares or                               Ending shares or  Dividend/interest  Market value
Company                             principal amount        Purchases      Sales   principal amount    income (000)           (000)

iStar Financial, Inc.                      7,065,500               --        --          7,065,500       $  5,175      $   302,333
iStar Financial, Inc. 5.375% 2010       $ 25,675,000               --        --        $25,675,000            348           25,758
iStar Financial, Inc., Series F, 7.80%
     cumulative redeemable preferred         400,000               --        --            400,000            195           10,244
iStar Financial, Inc., Series B,
        5.125% 2011                     $ 10,000,000               --        --       $ 10,000,000            125            9,851
iStar Financial, Inc., Series B,
        4.875% 2009                     $         --        2,000,000        --       $  2,000,000              1            1,982
SBM Offshore NV                            2,083,797               --        --          2,083,797          2,654          152,442
Arthur J. Gallagher & Co.                  5,069,200               --        --          5,069,200          1,419          141,380
CapitaMall Trust Management Ltd.          74,727,700               --        --         74,727,700          1,127          116,467
GS Engineering & Construction Corp.        2,550,000               --        --          2,550,000             --           97,080
Ascendas Real Estate Investment Trust     62,872,000               --        --         62,872,000            915           89,288
Fisher & Paykel Healthcare Corp. Ltd.     32,440,957          620,043        --         33,061,000          1,369           79,009
PaperlinX Ltd.                            28,987,000               --        --         28,987,000             --           77,592
Taiwan Fertilizer Co., Ltd.               49,000,000               --        --         49,000,000             --           67,217
CapitaCommercial Trust Management Ltd.    55,292,000        2,965,000        --         58,257,000          1,124           53,286
Fortune Real Estate Invest Trust, units   30,745,000       20,454,500        --         51,199,500            666           43,804
Macquarie International Infrastructure
        Fund Ltd.                                 --       52,180,000        --         52,180,000             --           35,481
Fong's Industries Co. Ltd.                36,590,000               --        --         36,590,000            657           26,127
Hung Hing Printing Group Ltd.             29,024,000               --        --         29,024,000             --           20,911
Pacifica Group Ltd.                        9,300,000               --        --          9,300,000             --           14,245
                                                                                                          $15,776       $1,364,498


Federal income tax information                                                                               (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                  $  7,691,678
Gross unrealized depreciation on investment securities                                                                     (534,494)
Net unrealized appreciation on investment securities                                                                       7,157,184
Cost of investment securities for federal income tax purposes                                                             45,305,195




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
----------------------------------------
James B. Lovelace, Vice Chairman and PEO

Date: September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James B. Lovelace
----------------------------------------
James B. Lovelace, Vice Chairman and PEO

Date: September 28, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: September 28, 2005